Government Bonds, And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 35,875,353	$ 64,132,418
Government Bonds Collected	(14,359,299)	(20,936,777)
Accrued interests	1,444,470	3,808,304
Interests received from bonds	(1,819,299)	(4,328,054)
Amortized cost	319,133	366,598
Reversal of impairment of bonds	1,029	2,153
Balance at the end of the period	$ 21,461,387	$ 43,044,642